Weighted Average Basic and Diluted Number of Common Shares Outstanding (Details Narrative) - shares	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Weighted Average Basic and Diluted Number of Common Shares Outstanding
Anti-dilutive stock options	20,110,000	17,370,000
Anti-dilutive warrants	35,223,200	4,250,000